RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	Jul. 13, 2016
Revenue from Related Parties	$ 0	$ 4,950,759	$ 0	$ 23,420,657	$ 23,350,919	$ 50,195,342
Related Party Transaction, Purchases from Related Party	0	799,768	0	6,080,592	6,061,202	26,360,929
Victory City Investments Limited [Member]
Equity Method Investment, Ownership Percentage							51.00%
Ford Glory International Limited [Member]
Revenue from Related Parties	23,413,053		42,185,022		32,646,365
Related Party Transaction, Purchases from Related Party	0	133,287	0	919,459	919,459	6,010,149
Value Plus Macao Commercial Offshore Limited [Member]
Related Party Transaction, Purchases from Related Party	$ 0	$ 666,481	$ 0	$ 5,161,133	$ 5,161,134	$ 20,350,780